Related-party transactions	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Related-party transactions
15.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors, and is applicable to all the Petrobras Group, in accordance with the Company’s by-laws.

15.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

	06.30.2019		12.31.2018
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	335	115	307	114
Petrochemical companies (associates)	106	15	90	7
Other associates and joint ventures	236	862	285	744

Subtotal	677	992	682	865

Brazilian government – Parent and its controlled entities
Government bonds	1,334	—	1,958	—
Banks controlled by the Brazilian Government	7,636	5,067	7,445	10,332
Receivables from the Electricity sector (note 5.4)	3,965	—	4,400	—
Petroleum and alcohol account—receivables from the Brazilian Government	315	—	307	—
Diesel Price Subsidy Program	—	—	400	—
Brazilian Federal Government—dividends	—	96	—	324
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	—	118	—	144
Others	24	58	64	121

Subtotal	13,274	5,339	14,574	10,921

Pension plans	64	56	59	96

Total	14,015	6,387	15,315	11,882

Current	2,587	1,356	4,345	2,528
Non-Current	11,428	5,031	10,970	9,354

Total	14,015	6,387	15,315	11,882

The income/expenses of significant transactions are set out in the following table:

	2019	2018	2019	2018
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
State-controlled gas distributors (joint ventures)	1,370	1,123	653	560
Petrochemical companies (associates)	1,520	1,856	787	879
Other associates and joint ventures	(307)	(482)	(159)	(285)

Subtotal	2,583	2,497	1,281	1,153

Brazilian government – Parent and its controlled entities
Government bonds	53	52	24	21
Banks controlled by the Brazilian Government	(414)	(510)	(362)	(163)
Receivables from the Electricity sector (note 5.4)	208	722	143	644
Petroleum and alcohol account—receivables from the Brazilian Government	2	—	—	—
Diesel Price Subsidy Program	—	164	—	164
Brazilian Federal Government—dividends	(9)	—	(4)	—
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(70)	—	(42)	—
Others	(27)	19	(39)	(12)

Subtotal	(258)	446	(280)	653

Pension plans	—	—	—	—

Total	2,325	2,943	1,001	1,807

Revenues, mainly sales revenues	3,163	3,355	1,568	1,656
Purchases and services	(653)	(638)	(351)	(318)
Foreign exchange and inflation indexation charges, net	(214)	(152)	(102)	(67)
Finance income (expenses), net	30	378	(114)	536

Total	2,325	2,943	1,001	1,807

In addition to the aforementioned transactions, Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for hydrocarbons located in the pre-salt area limited to the production of five billion barrels of oil equivalent. For detailed information on Assignment Agreement, see note 9.

During the second quarter of 2019, the wholly owned subsidiary Transpetro signed an agreement with Transportadora Associada de Gás SA—TAG, an associate of Petrobras since June 13, 2019, to provide technical support services for gas transportation for a period of ten years.

For more information on the disposal of TAG, see note 7.

15.2.	Compensation of key management personnel

The total compensation of Executive Officers and Board Members of Petrobras parent company is set out as follows:

	Jan-Jun/2019			Jan-Jun/2018
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	1.3	0.2	1.5	1.9	0.2	2.1
Social security and other employee-related taxes	0.6	—	0.6	0.5	—	0.5
Post-employment benefits (pension plan)	0.2	—	0.2	0.1	—	0.1
Variable compensation	0.9	—	0.9	—	—	—
Benefits due to termination of tenure	0.3	—	0.3	—	—	—

Total compensation recognized in the statement of income	3.3	0.2	3.5	2.5	0.2	2.7

Total compensation paid	4.0	—	4.0	2.5	0.2	2.7

Average number of members in the period (*)	7.00	9.50	16.50	7.83	9.50	17.33
Average number of paid members in the period (**)	7.00	6.00	13.00	7.83	5.83	13.66

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.

For the first half of 2019, charges related to compensation of the board members and executive officers of the Petrobras group amounted to US$ 10 (US$ 13 for the first half of 2018).

The Company’s General Shareholder’s Meeting held on April 25, 2019 determined the amount of US$ 8.3 as the threshold of executive officers and board members compensation for the period from April 2019 to March 2020, regarding only continuing operations.